Issued capital and reserves - Share capital (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 € / shares
Issued capital and reserves
Beginning balance (shares)	10,000,000
Issue of shares-ordinary shares	300,000
Ending balance (shares)	10,300,000	10,000,000
Ordinary shares issued			256,410
Par value per share | € / shares			€ 0.01	€ 0.01
Dividends paid | $	$ 12	$ 303
Dividends paid by subsidiary to non-controlling interest | $	8
Dividends paid to parent company | $	$ 4	$ 303